Employee Cost - Summary of Amount Recognized in the Balance Sheet for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of defined benefit plans [line items]
Non -current liabilities	$ (34.1)	₨ (2,798.6)	₨ (3,237.4)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	6,295.0	517,248.0	747,837.1
Fair value of plan assets	7,083.7	582,058.8	788,556.2
Net (liability)/Assets	788.7	64,810.8	40,719.1
Non- current assets	815.2	66,989.2	43,169.6
Non -current liabilities	(26.5)	(2,178.4)	(2,450.5)
Net (liability)/Assets	$ 788.7	₨ 64,810.8	₨ 40,719.1